Operating lease obligation	6 Months Ended
Jun. 30, 2025
Operating Lease Obligation
Operating lease obligation

9	Operating lease obligation

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Current portion	76	77	60
Non-current portion	59	20	16
	135	97	76

The Company’s operating lease right-of-use assets is related to the office lease agreements with lease terms for two years. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive convents. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of June 30, as follow:

Twelve months ending June 30,	Minimum lease payment
S$’000

2026	80
2027	20
Total future lease payment	100
Amount representing interest	(3)
Present value of operating lease liabilities	97
Less: current portion	(77)
Non-current portion	20

The following summarizes other supplemental information about the Company’s operating leases as of as of June 30, 2025 and December 31, 2024:

	December 31, 2024	June 30, 2025
Weighted average discount rate	5%	5%
Weighted average remaining lease term (years)	1.83	1.29

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS